Income Taxes - Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Deferred Portions of the Income Tax Expense [Abstract]
Current	$ 1,002	$ 1,245	$ 1,058
Deferred
Total	$ 1,002	$ 1,245	$ 1,058